Distribution Date:	10/18/21	BANK 2019-BNK24
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-BNK24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	4		Bank of America Tower,One Bryant Park | New York, NY 10036
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners,LLC
Current Mortgage Loan and Property Stratification	8-12		Job Warshaw		jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-15		1601 Washington Avenue,Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-18	Master Servicer	National Cooperative Bank, N.A.
Principal Prepayment Detail	19		Kathleen Luzik	(703) 647-3473
Historical Detail	20		2011 Crystal Drive,Suite 800 | Arlington, VA 22202
Delinquency Loan Detail	21	Operating Advisor	Park Bridge Lender Services LLC
			David Rodgers	(212) 230-9025
Collateral Stratification and Historical Detail	22
			600 Third Avenue,40th Floor | New York, NY 10016
Specially Serviced Loan Detail - Part 1	23
		Certificate Administrator	Wells Fargo Bank, N.A.
Specially Serviced Loan Detail - Part 2	24		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Modified Loan Detail	25				trustadministrationgroup@wellsfargo.com
Historical Liquidated Loan Detail	26		9062 Old Annapolis Road, | Columbia, MD 21045
		Asset Representations	Park Bridge Lender Services LLC
Historical Bond / Collateral Loss Reconciliation Detail	27	Reviewer
Interest Shortfall Detail - Collateral Level	28		David Rodgers	(212) 230-9025
Supplemental Notes	29		600 Third Avenue,40th Floor | New York, NY 10016
		Trustee	Wilmington Trust, National Association
			General Contact	(302) 636-4140
			1100 North Market St., | Wilmington, DE 19890

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	06540VAY1	2.056000%	16,763,000.00	11,715,676.70	255,648.84	20,072.86	0.00	0.00	275,721.70	11,460,027.86	30.14%	30.00%
A-SB	06540VBA2	2.929000%	26,123,000.00	26,123,000.00	0.00	63,761.89	0.00	0.00	63,761.89	26,123,000.00	30.14%	30.00%
A-2	06540VAZ8	2.707000%	237,500,000.00	237,500,000.00	0.00	535,760.42	0.00	0.00	535,760.42	237,500,000.00	30.14%	30.00%
A-3	06540VBB0	2.960000%	534,851,000.00	534,851,000.00	0.00	1,319,299.13	0.00	0.00	1,319,299.13	534,851,000.00	30.14%	30.00%
A-S	06540VBE4	3.283000%	125,197,000.00	125,197,000.00	0.00	342,518.13	0.00	0.00	342,518.13	125,197,000.00	19.34%	19.25%
B	06540VBF1	3.455000%	49,496,000.00	49,496,000.00	0.00	142,507.23	0.00	0.00	142,507.23	49,496,000.00	15.07%	15.00%
C	06540VBG9	3.517292%	46,585,000.00	46,585,000.00	0.00	136,544.21	0.00	0.00	136,544.21	46,585,000.00	11.05%	11.00%
D	06540VAJ4	2.500000%	30,572,000.00	30,572,000.00	0.00	63,691.67	0.00	0.00	63,691.67	30,572,000.00	8.41%	8.38%
E	06540VAL9	2.500000%	23,292,000.00	23,292,000.00	0.00	48,525.00	0.00	0.00	48,525.00	23,292,000.00	6.40%	6.38%
F	06540VAN5	2.811000%	24,749,000.00	24,749,000.00	0.00	57,974.53	0.00	0.00	57,974.53	24,749,000.00	4.27%	4.25%
G	06540VAQ8	2.811000%	11,646,000.00	11,646,000.00	0.00	27,280.76	0.00	0.00	27,280.76	11,646,000.00	3.26%	3.25%
H*	06540VAS4	2.811000%	37,850,589.00	37,850,589.00	0.00	53,092.85	0.00	0.00	53,092.85	37,850,589.00	0.00%	0.00%
V	06540VAU9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	06540VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	BCC2MD6A5	3.517292%	61,296,031.03	61,030,382.43	13,455.20	177,012.52	0.00	0.00	190,467.72	61,016,927.23	0.00%	0.00%
Interest
Regular SubTotal			1,225,920,620.03	1,220,607,648.13	269,104.04	2,988,041.20	0.00	0.00	3,257,145.24	1,220,338,544.09

Notional Certificates
X-A	06540VBC8	0.645529%	815,237,000.00	810,189,676.69	0.00	435,833.86	0.00	0.00	435,833.86	809,934,027.86
X-B	06540VBD6	0.185559%	174,693,000.00	174,693,000.00	0.00	27,013.24	0.00	0.00	27,013.24	174,693,000.00
X-D	06540VAA3	1.017292%	53,864,000.00	53,864,000.00	0.00	45,662.85	0.00	0.00	45,662.85	53,864,000.00
X-F	06540VAC9	0.706292%	24,749,000.00	24,749,000.00	0.00	14,566.69	0.00	0.00	14,566.69	24,749,000.00
X-G	06540VAE5	0.706292%	11,646,000.00	11,646,000.00	0.00	6,854.57	0.00	0.00	6,854.57	11,646,000.00
X-H	06540VAG0	0.706292%	37,850,589.00	37,850,589.00	0.00	22,277.98	0.00	0.00	22,277.98	37,850,589.00
Notional SubTotal			1,118,039,589.00	1,112,992,265.69	0.00	552,209.19	0.00	0.00	552,209.19	1,112,736,616.86

Deal Distribution Total					269,104.04	3,540,250.39	0.00	0.00	3,809,354.43

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06540VAY1	698.90095448	15.25078089	1.19745034	0.00000000	0.00000000	0.00000000	0.00000000	16.44823122	683.65017360
A-SB	06540VBA2	1,000.00000000	0.00000000	2.44083337	0.00000000	0.00000000	0.00000000	0.00000000	2.44083337	1,000.00000000
A-2	06540VAZ8	1,000.00000000	0.00000000	2.25583335	0.00000000	0.00000000	0.00000000	0.00000000	2.25583335	1,000.00000000
A-3	06540VBB0	1,000.00000000	0.00000000	2.46666666	0.00000000	0.00000000	0.00000000	0.00000000	2.46666666	1,000.00000000
A-S	06540VBE4	1,000.00000000	0.00000000	2.73583337	0.00000000	0.00000000	0.00000000	0.00000000	2.73583337	1,000.00000000
B	06540VBF1	1,000.00000000	0.00000000	2.87916660	0.00000000	0.00000000	0.00000000	0.00000000	2.87916660	1,000.00000000
C	06540VBG9	1,000.00000000	0.00000000	2.93107674	0.00000000	0.00000000	0.00000000	0.00000000	2.93107674	1,000.00000000
D	06540VAJ4	1,000.00000000	0.00000000	2.08333344	0.00000000	0.00000000	0.00000000	0.00000000	2.08333344	1,000.00000000
E	06540VAL9	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F	06540VAN5	1,000.00000000	0.00000000	2.34249990	0.00000000	0.00000000	0.00000000	0.00000000	2.34249990	1,000.00000000
G	06540VAQ8	1,000.00000000	0.00000000	2.34250043	0.00000000	0.00000000	0.00000000	0.00000000	2.34250043	1,000.00000000
H	06540VAS4	1,000.00000000	0.00000000	1.40269548	0.93980440	4.63559550	0.00000000	0.00000000	1.40269548	1,000.00000000
V	06540VAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	06540VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR Interest	BCC2MD6A5	995.66613702	0.21951177	2.88783004	0.03054390	0.15086784	0.00000000	0.00000000	3.10734181	995.44662525

Notional Certificates
X-A	06540VBC8	993.80876566	0.00000000	0.53461001	0.00000000	0.00000000	0.00000000	0.00000000	0.53461001	993.49517730
X-B	06540VBD6	1,000.00000000	0.00000000	0.15463264	0.00000000	0.00000000	0.00000000	0.00000000	0.15463264	1,000.00000000
X-D	06540VAA3	1,000.00000000	0.00000000	0.84774339	0.00000000	0.00000000	0.00000000	0.00000000	0.84774339	1,000.00000000
X-F	06540VAC9	1,000.00000000	0.00000000	0.58857691	0.00000000	0.00000000	0.00000000	0.00000000	0.58857691	1,000.00000000
X-G	06540VAE5	1,000.00000000	0.00000000	0.58857719	0.00000000	0.00000000	0.00000000	0.00000000	0.58857719	1,000.00000000
X-H	06540VAG0	1,000.00000000	0.00000000	0.58857684	0.00000000	0.00000000	0.00000000	0.00000000	0.58857684	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	20,072.86	0.00	20,072.86	0.00	0.00	0.00	20,072.86	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	63,761.89	0.00	63,761.89	0.00	0.00	0.00	63,761.89	0.00
A-2	09/01/21 - 09/30/21	30	0.00	535,760.42	0.00	535,760.42	0.00	0.00	0.00	535,760.42	0.00
A-3	09/01/21 - 09/30/21	30	0.00	1,319,299.13	0.00	1,319,299.13	0.00	0.00	0.00	1,319,299.13	0.00
X-A	09/01/21 - 09/30/21	30	0.00	435,833.86	0.00	435,833.86	0.00	0.00	0.00	435,833.86	0.00
X-B	09/01/21 - 09/30/21	30	0.00	27,013.24	0.00	27,013.24	0.00	0.00	0.00	27,013.24	0.00
A-S	09/01/21 - 09/30/21	30	0.00	342,518.13	0.00	342,518.13	0.00	0.00	0.00	342,518.13	0.00
B	09/01/21 - 09/30/21	30	0.00	142,507.23	0.00	142,507.23	0.00	0.00	0.00	142,507.23	0.00
C	09/01/21 - 09/30/21	30	0.00	136,544.21	0.00	136,544.21	0.00	0.00	0.00	136,544.21	0.00
X-D	09/01/21 - 09/30/21	30	0.00	45,662.85	0.00	45,662.85	0.00	0.00	0.00	45,662.85	0.00
X-F	09/01/21 - 09/30/21	30	0.00	14,566.69	0.00	14,566.69	0.00	0.00	0.00	14,566.69	0.00
X-G	09/01/21 - 09/30/21	30	0.00	6,854.57	0.00	6,854.57	0.00	0.00	0.00	6,854.57	0.00
X-H	09/01/21 - 09/30/21	30	0.00	22,277.98	0.00	22,277.98	0.00	0.00	0.00	22,277.98	0.00
D	09/01/21 - 09/30/21	30	0.00	63,691.67	0.00	63,691.67	0.00	0.00	0.00	63,691.67	0.00
E	09/01/21 - 09/30/21	30	0.00	48,525.00	0.00	48,525.00	0.00	0.00	0.00	48,525.00	0.00
F	09/01/21 - 09/30/21	30	0.00	57,974.53	0.00	57,974.53	0.00	0.00	0.00	57,974.53	0.00
G	09/01/21 - 09/30/21	30	0.00	27,280.76	0.00	27,280.76	0.00	0.00	0.00	27,280.76	0.00
H	09/01/21 - 09/30/21	30	139,560.95	88,665.00	0.00	88,665.00	35,572.15	0.00	0.00	53,092.85	175,460.02
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
RR Interest	09/01/21 - 09/30/21	30	7,353.83	178,884.74	0.00	178,884.74	1,872.22	0.00	0.00	177,012.52	9,247.60
Totals			146,914.78	3,577,694.76	0.00	3,577,694.76	37,444.37	0.00	0.00	3,540,250.39	184,707.62

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 29

Additional Information
Total Available Distribution Amount (1)	3,809,354.43
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,598,192.61	Master Servicing Fee	12,777.49
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,721.49
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	508.59
ARD Interest	0.00	Operating Advisor Fee	996.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	203.43
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,598,192.61	Total Fees	20,497.83

Principal		Expenses/Reimbursements
Scheduled Principal	269,104.04	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	29,736.04
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,708.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	269,104.04	Total Expenses/Reimbursements	37,444.37

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,540,250.39
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	269,104.04
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,809,354.43
Total Funds Collected	3,867,296.65	Total Funds Distributed	3,867,296.63

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,220,607,648.70	1,220,607,648.70	Beginning Certificate Balance	1,220,607,648.13
(-) Scheduled Principal Collections	269,104.04	269,104.04	(-) Principal Distributions	269,104.04
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,220,338,544.66	1,220,338,544.66	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,220,610,183.82	1,220,610,183.82	Ending Certificate Balance	1,220,338,544.09
Ending Actual Collateral Balance	1,220,357,235.91	1,220,357,235.91

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 29

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	5,000,000 or less	35	94,360,860.98	7.73%	98	3.4462	1.928990	1.70 or less	37	553,209,791.52	45.33%	97	3.6609	0.828368
5,000,001 to 15,000,000		16	161,275,997.06	13.22%	97	3.8374	2.031614	1.71 to 1.90	4	111,011,627.29	9.10%	98	3.6515	1.736025
15,000,001 to 25,000,000		6	120,425,000.00	9.87%	96	3.6696	2.123363	1.91 to 2.10	5	53,033,922.14	4.35%	95	3.5146	1.967397
25,000,001 to 45,000,000		5	142,776,686.62	11.70%	98	3.4453	2.272977	2.11 to 2.30	5	117,050,000.00	9.59%	98	3.2642	2.219499
45,000,001 to 75,000,000		9	524,500,000.00	42.98%	97	3.4069	1.661181	2.31 to 2.50	5	73,389,654.28	6.01%	97	3.6010	2.410634
	75,000,001 or greater	2	177,000,000.00	14.50%	98	3.6840	1.704336	2.51 to 3.00	4	80,200,000.00	6.57%	95	3.6508	2.834138
	Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291	3.01 to 3.50	7	126,424,895.63	10.36%	97	3.4623	3.084631
								3.51 or greater	6	106,018,653.80	8.69%	97	3.0466	4.278154
								Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	11	192,374,186.62	15.76%	96	3.5511	1.877338
							Industrial	11	25,080,000.00	2.06%	97	2.6533	4.973100
Florida	2	24,400,000.00	2.00%	96	4.0815	2.663930
							Lodging	9	185,688,299.97	15.22%	98	3.7421	(0.096739)
Idaho	1	11,999,578.28	0.98%	97	4.1580	1.412900
							Mixed Use	4	64,525,000.00	5.29%	96	3.8724	1.788003
Illinois	2	13,590,000.00	1.11%	98	4.4027	2.702348
							Multi-Family	54	433,059,904.08	35.49%	97	3.5006	1.458767
Indiana	4	9,050,808.04	0.74%	97	2.6533	4.973100
							Office	10	412,849,275.90	33.83%	97	3.4141	2.306861
Iowa	1	1,490,127.97	0.12%	97	2.6533	4.973100
							Retail	12	76,863,564.71	6.30%	98	3.9019	2.494673
Kentucky	1	1,884,438.76	0.15%	97	2.6533	4.973100
							Self Storage	4	22,272,500.00	1.83%	98	3.6005	3.052471
Louisiana	1	74,000,000.00	6.06%	98	3.8330	(0.157600)
							Totals	104	1,220,338,544.66	100.00%	97	3.5374	1.854291
Maryland	2	66,752,577.70	5.47%	97	3.3829	3.057517

Missouri	1	2,828,950.64	0.23%	97	2.6533	4.973100

Nevada	2	40,049,275.90	3.28%	98	3.6355	2.645131

New Jersey	1	5,880,468.00	0.48%	98	4.6800	1.890500

New York	49	600,972,586.36	49.25%	97	3.4180	1.684366

Ohio	1	4,332,833.64	0.36%	97	2.6533	4.973100

Oklahoma	3	18,402,035.07	1.51%	97	4.1735	2.176102

Pennsylvania	8	30,944,511.88	2.54%	98	3.8329	2.270488

Texas	11	110,640,414.43	9.07%	98	3.6412	0.216615

Virginia	2	6,195,751.37	0.51%	96	3.1214	3.630745

Wisconsin	1	4,550,000.00	0.37%	98	3.9900	2.250100

Totals	104	1,220,338,544.66	100.00%	97	3.5374	1.854291

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.4999% or less	41	574,049,808.55	47.04%	97	3.2577	2.549744	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5000% to 3.9999%	22	570,966,240.33	46.79%	98	3.7066	1.128081	13 months or greater	73	1,220,338,544.66	100.00%	97	3.5374	1.854291
	4.0000% or greater	10	75,322,495.78	6.17%	96	4.3870	2.058968	Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291
	Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	73	1,220,338,544.66	100.00%	97	3.5374	1.854291	Interest Only	32	921,317,500.00	75.50%	97	3.4902	2.069583
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	33	269,831,589.89	22.11%	97	3.7241	1.124409
	Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291	359 months or greater	8	29,189,454.77	2.39%	98	3.3028	1.806093
								Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	80,800,000.00	6.62%	97	3.1801	3.726832				None
	12 months or less	55	1,089,030,694.42	89.24%	97	3.5731	1.710713
	13 months to 24 months	14	46,591,606.82	3.82%	98	3.3305	1.602657
	25 months or greater	1	3,916,243.42	0.32%	98	3.4600	6.140000
	Totals	73	1,220,338,544.66	100.00%	97	3.5374	1.854291
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310954012	OF	New York	NY	Actual/360	2.950%	184,375.00	0.00	0.00	N/A	12/06/29	--	75,000,000.00	75,000,000.00	10/06/21
1A	453012276				Actual/360	2.950%	61,458.33	0.00	0.00	N/A	12/06/29	--	25,000,000.00	25,000,000.00	10/06/21
2	300801973	MF	Long Island City	NY	Actual/360	3.250%	135,416.67	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	10/10/21
2A	310953208				Actual/360	3.250%	135,416.67	0.00	0.00	N/A	10/10/29	--	50,000,000.00	50,000,000.00	10/10/21
3	1959242	OF	New York	NY	Actual/360	3.610%	300,833.33	0.00	0.00	N/A	12/01/29	--	100,000,000.00	100,000,000.00	10/01/21
4	1959030	MF	Bronx	NY	Actual/360	3.780%	242,550.00	0.00	0.00	N/A	12/01/29	--	77,000,000.00	77,000,000.00	10/01/21
5	310952137	LO	New Orleans	LA	Actual/360	3.833%	236,368.33	0.00	0.00	N/A	12/11/29	--	74,000,000.00	74,000,000.00	10/11/21
6	322980006	OF	Rockville	MD	Actual/360	3.398%	185,191.00	0.00	0.00	N/A	11/01/29	--	65,400,000.00	65,400,000.00	10/05/21
7	300802013	LO	Austin	TX	Actual/360	3.540%	183,785.00	0.00	0.00	N/A	12/01/29	--	62,300,000.00	62,300,000.00	10/01/21
8	310950856	OF	New York	NY	Actual/360	3.465%	150,150.00	0.00	0.00	N/A	11/11/29	--	52,000,000.00	52,000,000.00	09/11/21
9	300801962	OF	San Francisco	CA	Actual/360	3.450%	143,750.00	0.00	0.00	08/01/29	08/01/34	--	50,000,000.00	50,000,000.00	10/01/21
10	300801997	MF	Los Angeles	CA	Actual/360	3.528%	134,652.00	0.00	0.00	N/A	11/01/29	--	45,800,000.00	45,800,000.00	10/01/21
11	300802014	LO	Irvine	CA	Actual/360	3.529%	94,568.27	55,277.86	0.00	N/A	12/01/29	--	32,156,964.48	32,101,686.62	10/01/21
12	310953249	RT	Various	PA	Actual/360	3.870%	96,750.00	0.00	0.00	N/A	12/06/29	--	30,000,000.00	30,000,000.00	10/06/21
13	300802006	MF	Baytown	TX	Actual/360	3.565%	87,565.31	0.00	0.00	N/A	12/01/29	--	29,475,000.00	29,475,000.00	10/01/21
14	1959322	RT	Las Vegas	NV	Actual/360	3.480%	75,748.00	0.00	0.00	N/A	12/01/29	--	26,120,000.00	26,120,000.00	10/01/21
15	300801994	IN	Various	Various	Actual/360	2.653%	55,453.13	0.00	0.00	N/A	11/07/29	--	25,080,000.00	25,080,000.00	10/07/21
16	300802001	MF	Sarasota	FL	Actual/360	4.020%	73,700.00	0.00	0.00	N/A	10/01/29	--	22,000,000.00	22,000,000.00	10/01/21
17	310952418	MF	Los Angeles	CA	Actual/360	3.451%	58,954.58	0.00	0.00	N/A	11/11/29	--	20,500,000.00	20,500,000.00	10/11/21
18	1960026	MU	New York	NY	Actual/360	3.970%	66,828.33	0.00	0.00	N/A	12/01/29	--	20,200,000.00	20,200,000.00	11/01/20
19	310951017	MU	Patchogue	NY	Actual/360	3.950%	55,053.13	0.00	0.00	N/A	03/11/29	--	16,725,000.00	16,725,000.00	10/11/21
20	1960025	MU	New York	NY	Actual/360	3.920%	52,266.67	0.00	0.00	N/A	12/01/29	--	16,000,000.00	16,000,000.00	11/01/20
21	470115710	MF	Long Beach	NY	Actual/360	3.290%	39,713.92	25,896.78	0.00	N/A	12/01/29	--	14,485,319.82	14,459,423.04	10/01/21
22	410950267	OF	Henderson	NV	Actual/360	3.927%	45,657.37	22,556.77	0.00	N/A	11/11/29	--	13,951,832.67	13,929,275.90	10/11/21
23	300802002	SS	Various	CA	Actual/360	3.435%	40,282.53	0.00	0.00	N/A	12/01/29	--	14,072,500.00	14,072,500.00	10/01/21
24	1959538	MF	Katy	TX	Actual/360	3.990%	46,550.00	0.00	0.00	N/A	11/01/29	--	14,000,000.00	14,000,000.00	10/01/21
25	1855689	OF	Irvington	NY	Actual/360	3.280%	36,900.00	0.00	0.00	N/A	12/01/29	--	13,500,000.00	13,500,000.00	10/01/21
26	600952312	LO	Eagle	ID	Actual/360	4.158%	41,643.30	18,691.25	0.00	N/A	11/11/29	--	12,018,269.53	11,999,578.28	09/11/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	470116090	MF	Forest Hills	NY	Actual/360	3.240%	31,221.87	20,937.05	0.00	N/A	11/01/29	--	11,563,653.82	11,542,716.77	10/01/21
28	300802019	MU	Huntington Park	CA	Actual/360	3.525%	34,075.00	0.00	0.00	N/A	12/01/29	--	11,600,000.00	11,600,000.00	10/01/21
29	300801905	OF	San Diego	CA	Actual/360	4.810%	37,277.50	0.00	0.00	N/A	05/01/29	--	9,300,000.00	9,300,000.00	10/01/21
30	310952423	MF	Encino	CA	Actual/360	3.451%	25,882.50	0.00	0.00	N/A	11/11/29	--	9,000,000.00	9,000,000.00	10/11/21
31	1958144	RT	Collinsville	IL	Actual/360	4.550%	29,840.42	0.00	0.00	N/A	12/01/29	--	7,870,000.00	7,870,000.00	10/01/21
32	322980032	MF	Midwest City	OK	Actual/360	3.910%	23,834.71	0.00	0.00	N/A	12/01/29	--	7,315,000.00	7,315,000.00	10/01/21
33	1957380	RT	Totowa	NJ	Actual/360	4.680%	22,933.83	0.00	0.00	N/A	12/01/29	--	5,880,468.00	5,880,468.00	10/01/21
34	610952408	SS	Edmond	OK	Actual/360	3.570%	17,255.00	0.00	0.00	N/A	11/11/29	--	5,800,000.00	5,800,000.00	10/11/21
35	1959232	OF	Downers Grove	IL	Actual/360	4.200%	20,020.00	0.00	0.00	N/A	12/01/29	--	5,720,000.00	5,720,000.00	10/01/21
36	1956602	LO	Enid	OK	Actual/360	5.200%	22,973.77	14,605.26	0.00	N/A	11/01/29	--	5,301,640.33	5,287,035.07	10/01/21
37	470116440	MF	New York	NY	Actual/360	3.090%	12,830.18	5,692.54	0.00	N/A	11/01/29	--	4,982,594.34	4,976,901.80	10/01/21
38	470116330	MF	North White Plains	NY	Actual/360	3.150%	11,769.66	10,314.66	0.00	N/A	11/01/29	--	4,483,681.81	4,473,367.15	10/01/21
39	1959758	RT	Franklin	WI	Actual/360	3.990%	15,128.75	0.00	0.00	N/A	12/01/29	--	4,550,000.00	4,550,000.00	10/01/21
40	470116170	MF	New York	NY	Actual/360	3.490%	13,087.50	0.00	0.00	N/A	12/01/29	--	4,500,000.00	4,500,000.00	10/01/21
41	470116390	MF	Yonkers	NY	Actual/360	3.330%	12,230.26	4,746.51	0.00	N/A	12/01/29	--	4,407,301.49	4,402,554.98	10/01/21
42	470116350	MF	Kew Gardens	NY	Actual/360	3.240%	11,233.08	4,574.93	0.00	N/A	12/01/29	--	4,160,398.75	4,155,823.82	10/01/21
43	470115370	MF	Flushing	NY	Actual/360	3.460%	11,303.65	4,096.18	0.00	N/A	12/01/29	--	3,920,339.60	3,916,243.42	10/01/21
44	470116000	MF	New York	NY	Actual/360	3.500%	10,500.00	0.00	0.00	N/A	12/01/29	--	3,600,000.00	3,600,000.00	10/01/21
45	470116570	MF	Brooklyn	NY	Actual/360	3.250%	9,151.60	6,080.62	0.00	N/A	12/01/29	--	3,379,051.39	3,372,970.77	10/01/21
46	470115830	MF	Bronx	NY	Actual/360	3.420%	9,763.92	3,627.35	0.00	N/A	11/01/29	--	3,425,935.53	3,422,308.18	10/01/21
47	470116270	MF	Bronx	NY	Actual/360	3.190%	8,962.86	6,154.34	0.00	N/A	11/01/29	--	3,371,607.40	3,365,453.06	10/01/21
48	470116550	MF	Yonkers	NY	Actual/360	3.320%	8,805.96	3,435.81	0.00	N/A	12/01/29	--	3,182,877.88	3,179,442.07	10/01/21
49	470115760	MF	Yonkers	NY	Actual/360	3.330%	8,428.42	5,419.27	0.00	N/A	11/01/29	--	3,037,267.00	3,031,847.73	10/01/21
50	1957891	OF	Chesapeake	VA	Actual/360	3.620%	9,050.00	0.00	0.00	N/A	09/05/29	--	3,000,000.00	3,000,000.00	10/05/21
51	470116600	MF	Bronx	NY	Actual/360	3.190%	7,009.55	5,662.25	0.00	N/A	12/01/29	--	2,636,821.54	2,631,159.29	10/01/21
52	470116760	MF	Bronx	NY	Actual/360	3.480%	7,817.01	2,803.28	0.00	N/A	12/01/29	--	2,695,519.47	2,692,716.19	10/01/21
53	470116640	MF	Forest Hills	NY	Actual/360	3.280%	7,126.33	4,668.74	0.00	N/A	12/01/29	--	2,607,192.71	2,602,523.97	10/01/21
54	470116290	MF	Dobbs Ferry	NY	Actual/360	3.200%	6,807.89	4,652.48	0.00	N/A	11/01/29	--	2,552,959.19	2,548,306.71	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
55	322980055	RT	Houston	TX	Actual/360	4.680%	9,541.72	3,497.68	0.00	N/A	10/01/29	--	2,446,594.39	2,443,096.71	10/01/21
56	470116310	MF	New Rochelle	NY	Actual/360	3.160%	6,441.67	2,740.00	0.00	N/A	12/01/29	--	2,446,204.31	2,443,464.31	10/01/21
57	470116250	MF	Pelham Manor	NY	Actual/360	3.380%	7,041.67	0.00	0.00	N/A	12/01/29	--	2,500,000.00	2,500,000.00	10/01/21
58	410952302	MF	Corpus Christi	TX	Actual/360	4.107%	8,303.34	3,786.77	0.00	N/A	12/11/29	--	2,426,104.49	2,422,317.72	10/11/21
59	1958226	SS	Callaway	FL	Actual/360	4.645%	9,290.00	0.00	0.00	N/A	12/01/29	--	2,400,000.00	2,400,000.00	10/01/21
60	470116470	MF	East Rockaway	NY	Actual/360	3.350%	6,337.71	4,019.06	0.00	N/A	12/01/29	--	2,270,224.43	2,266,205.37	10/01/21
61	470116420	MF	Forest Hills	NY	Actual/360	3.340%	6,183.96	3,939.75	0.00	N/A	12/01/29	--	2,221,782.21	2,217,842.46	10/01/21
62	470115000	MF	New York	NY	Actual/360	3.330%	5,752.73	3,698.87	0.00	N/A	11/01/29	--	2,073,055.21	2,069,356.34	10/01/21
63	470116050	MF	Hastings	NY	Actual/360	3.230%	4,668.51	3,145.46	0.00	N/A	11/01/29	--	1,734,432.59	1,731,287.13	10/01/21
64	470115860	MF	New York	NY	Actual/360	3.220%	4,136.67	2,800.31	0.00	N/A	11/01/29	--	1,541,615.21	1,538,814.90	10/01/21
65	470116720	MF	Brooklyn	NY	Actual/360	3.350%	3,775.66	2,394.33	0.00	N/A	12/01/29	--	1,352,474.12	1,350,079.79	10/01/21
66	470115970	MF	New Rochelle	NY	Actual/360	3.640%	4,095.00	0.00	0.00	N/A	11/01/29	--	1,350,000.00	1,350,000.00	10/01/21
67	470116230	MF	New York	NY	Actual/360	3.500%	3,666.37	2,171.21	0.00	N/A	12/01/29	--	1,257,040.64	1,254,869.43	10/01/21
68	470116190	MF	Brooklyn	NY	Actual/360	3.290%	2,907.14	1,904.31	0.00	N/A	11/01/29	--	1,060,353.20	1,058,448.89	10/01/21
69	470115880	MF	New York	NY	Actual/360	3.290%	2,647.59	1,726.46	0.00	N/A	12/01/29	--	965,687.95	963,961.49	10/01/21
70	470113030	MF	Brooklyn	NY	Actual/360	3.520%	2,836.75	1,664.87	0.00	N/A	12/01/29	--	967,073.25	965,408.38	10/01/21
71	470116490	MF	Brooklyn	NY	Actual/360	3.310%	2,664.03	1,721.03	0.00	N/A	12/01/29	--	965,809.95	964,088.92	10/01/21
Totals							3,598,192.61	269,104.04	0.00				1,220,607,648.70	1,220,338,544.66
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	84,813,538.55	43,354,327.28	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	42,103,210.00	10,583,388.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	16,061,965.80	14,289,607.32	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,185,809.00	1,256,296.25	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	712,198.85	(178,838.23)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	27,741,261.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	(333,190.11)	(1,218,027.51)	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	4,050,662.83	2,241,591.56	01/01/21	06/30/21	--	0.00	0.00	149,933.33	149,933.33	0.00	0.00
9	50,301,883.34	27,937,180.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,682,941.70	553,970.56	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1,204,034.05	906,952.03	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	10,199,944.62	4,400,434.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,846,502.00	365,724.15	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,214,655.27	1,495,629.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	31,730,719.00	15,571,466.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,144,376.71	1,197,505.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,390,380.88	516,247.21	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	893,442.00	0.00	--	--	10/12/21	5,050,000.00	67,856.56	49,930.36	675,228.45	162,058.31	0.00
19	1,316,295.82	665,288.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	983,914.00	0.00	--	--	10/12/21	4,000,000.00	53,070.00	39,048.80	528,090.00	203,072.77	0.00
21	0.00	921,590.00	03/31/19	03/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,384,777.01	676,209.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,364,405.00	783,522.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	804,070.14	477,593.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,278,421.99	541,711.85	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,217,002.49	0.00	--	--	--	0.00	0.00	60,009.05	60,009.05	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,568,604.00	1,201,917.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,041,342.85	671,951.47	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	623,304.16	410,378.95	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	542,344.02	309,931.86	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	868,990.02	460,375.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	756,612.00	393,945.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	473,989.85	281,148.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	737,341.84	415,494.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	270,544.28	476,742.00	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	347,050.00	244,975.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
38	424,322.00	622,414.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
39	415,800.00	207,900.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	425,469.00	357,954.00	05/01/20	04/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	313,084.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	209,288.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	1,152,178.00	01/07/19	01/07/19	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	129,071.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	164,385.00	11/01/19	10/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
46	208,709.00	208,709.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
47	207,858.00	245,358.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
48	140,045.00	103,173.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
49	164,425.00	212,850.00	12/31/19	12/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
50	257,916.42	143,275.15	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	263,468.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	118,874.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	136,186.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
54	451,799.00	473,060.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	260,545.00	100,220.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	102,670.00	118,442.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
57	100,554.00	169,510.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
58	160,068.48	103,936.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	318,480.26	78,008.77	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	239,351.00	255,490.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	166,412.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	190,192.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
63	259,982.00	222,513.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
64	99,073.00	106,466.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
65	0.00	100,394.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
66	35,563.00	4,259.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
67	40,296.00	68,845.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	908,415.00	10/04/19	10/04/19	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	218,169.00	01/01/19	12/31/19	--	0.00	0.00	0.00	0.00	0.00	0.00
70	0.00	(12,476.00)	05/01/19	04/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
71	58,219.00	160,757.00	01/01/20	12/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	304,894,490.80	140,227,009.24				9,050,000.00	120,926.56	298,921.54	1,413,260.83	365,131.08	0.00

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537435%	3.509876%	97
09/17/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537444%	3.509878%	98
08/17/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537452%	3.509879%	99
07/16/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537459%	3.509881%	100
06/17/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537467%	3.509882%	101
05/17/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537475%	3.509884%	102
04/16/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537483%	3.509885%	103
03/17/21	0	0.00	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537490%	3.509886%	104
02/18/21	0	0.00	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537500%	3.509889%	105
01/15/21	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537507%	3.517292%	106
12/17/20	2	36,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537514%	3.517291%	107
11/18/20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.537522%	3.517291%	108
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	310950856	09/11/21	0	B	149,933.33	149,933.33	0.00	52,000,000.00
18	1960026	11/01/20	10	6	49,930.36	675,228.45	167,642.56	20,200,000.00	02/03/21	13
20	1960025	11/01/20	10	6	39,048.80	528,090.00	206,084.26	16,000,000.00	02/03/21	13
26	600952312	09/11/21	0	B	60,009.05	60,009.05	0.00	12,018,269.53
Totals					298,921.54	1,413,260.83	373,726.82	100,218,269.53
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		1,220,338,545	1,184,138,545	36,200,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	1,220,338,545	1,184,138,545	0	0	36,200,000	0
Sep-21	1,220,607,649	1,184,407,649	0	0	36,200,000	0
Aug-21	1,220,860,013	1,184,660,013	0	0	36,200,000	0
Jul-21	1,221,111,604	1,184,911,604	0	0	36,200,000	0
Jun-21	1,221,378,412	1,185,178,412	0	0	36,200,000	0
May-21	1,221,628,411	1,185,428,411	0	0	36,200,000	0
Apr-21	1,221,893,685	1,185,693,685	0	0	36,200,000	0
Mar-21	1,222,142,103	1,185,942,103	0	0	36,200,000	0
Feb-21	1,222,438,043	1,186,238,043	0	36,200,000	0	0
Jan-21	1,222,684,791	1,186,484,791	36,200,000	0	0	0
Dec-20	1,222,930,782	1,186,730,782	36,200,000	0	0	0
Nov-20	1,223,192,188	1,223,192,188	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	1960026	20,200,000.00	20,200,000.00	30,150,000.00	07/03/19	882,192.00	1.08500	12/31/20	12/01/29	I/O
20	1960025	16,000,000.00	16,000,000.00	24,950,000.00	06/28/19	972,664.00	1.58050	12/31/20	12/01/29	I/O
Totals		36,200,000.00	36,200,000.00	55,100,000.00		1,854,856.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	1960026	MU	NY	02/03/21	13

Loan was transferred to LNR as Special Servicer from prior Special Servicer Midland (prior SS) on 07/14/2021. The Loan became SS for payment default on 02/03/2021. The Collateral consists of two contiguous 6-story mixed-use walk up midrise apartment buildings that were built in 1910 and 1925. Property totals 25,800 SF of 42 residential units and 3,700 SF of ground floor retail (3 units). Property is located in the Midtown South submarket of New York, NY, specifically the

Kips Bay neighborhood, across the street from Baruch College and in close proximity to the School of Visual Arts. The Property was 51% Multi-Family and 100% Retail occupied per the 4/21 Rent Roll. Per Borrower, the Property has been strongly impacted by Covid-19, vacancy has increased drastically and there is minimal interest in renting even after drastically dropping asking rent to market rate. At YE20, the Property was operating at an NOI/DSCR of $893K/1.10x/59%.

The Special Servicer will continue discussions with th e Borrower and reserve all rights under the Loan Documents while simultaneously gathering due diligence information until a resolution is reached.

20	1960025	MU	NY	02/03/21	13

The Loan was transferred to LNR as Special Servicer on 07/14/21 from prior Special Servicer Midland. The Loan became SS for delinquent payments on 2/03/21. The loan is collateralized by a 56,777 SF mixed use property consisting of 40 apartment units (21 r ent stabilized, 3 rent controlled, and 16 fair market) and 5 commercial units consisting of 6,550 SF of ground floor retail in New York, NY built in 1910. The Special Servicer will continue discussions with the Borrower and reserve all rights under the Lo an Documents while simultaneously gathering due diligence information until a resolution is reached.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	300802013	62,300,000.00	3.54000%	62,300,000.00 3.54000%		10	06/17/20	04/01/20	08/11/20
Totals		62,300,000.00		62,300,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	4,208.33	0.00	0.00	16,686.04	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	3,500.00	0.00	0.00	13,050.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,708.33	0.00	0.00	29,736.04	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		37,444.37

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Supplemental Notes
Additional Reporting
Retained Certificate Available Funds = 190,467.72

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